Condensed Consolidated Interim Cash Flow Statements - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net profit / (loss) for the period	€ (197,166)	€ (158,249)
Reversal of finance income	(23,268)	(1,996)
Reversal of finance expenses	1,703	876
Reversal of tax charge	(259)	(183)
Adjustments for non-cash items:
Reversal of non-cash consideration relating to revenue	(1,155)	(2,215)
Reversal of share of profit / (loss) of associate	(23,289)	3,400
Share-based payment	39,396	28,364
Depreciation	7,112	4,192
Amortization	222
Changes in working capital:
Receivables	(4,035)	(944)
Prepayments	(7,832)	(5,385)
Contract liabilities (deferred income)	(218)	(858)
Trade payables and other payables	10,902	8,008
Cash flows generated from / (used in) operations	(197,887)	(124,990)
Finance income received	1,915	1,776
Finance expenses paid	(699)	(798)
Income taxes received / (paid)	(149)	615
Cash flows from / (used in) operating activities	(196,820)	(123,397)
Investing activities
Investment in associate	(10,187)
Acquisition of property, plant and equipment	(7,607)	(10,725)
Development expenditures (software)	(530)	(311)
Purchase of marketable securities	(76,358)	(233,446)
Settlement of marketable securities	75,600
Cash flows from / (used in) investing activities	(19,082)	(244,482)
Financing activities
Payment of principal portion of lease liabilities	(3,371)	(2,306)
Proceeds from exercise of warrants	4,782	9,976
Cash flows from / (used in) financing activities	1,411	7,670
Increase / (decrease) in cash and cash equivalents	(214,491)	(360,209)
Cash and cash equivalents at January 1	584,517	598,106
Effect of exchange rate changes on balances held in foreign currencies	14,513	2,708
Cash and cash equivalents at June 30	384,539	240,605
Bank deposits	383,073	183,153
Short-term marketable securities	1,466	57,452
Cash and cash equivalents at June 30	€ 384,539	€ 240,605